Revenues Narrative (Details)	6 Months Ended
Jun. 30, 2018 vessel
Shuttle Tankers | Shuttle tanker segment
Disaggregation of Revenue [Line Items]
Number of vessels	13
Shuttle Tankers | Shuttle tanker segment | Time charters | CANADA
Disaggregation of Revenue [Line Items]
Number of vessels	3
Shuttle Tankers | Shuttle tanker segment | Time charters | BRAZIL
Disaggregation of Revenue [Line Items]
Number of vessels	4
Shuttle Tankers | Shuttle tanker segment | Management fees and other
Disaggregation of Revenue [Line Items]
Number of vessels	2
FPSO Units | FPSO segment | Management fees and other
Disaggregation of Revenue [Line Items]
Number of vessels	3
FSO Units | FSO segment | Time charters
Disaggregation of Revenue [Line Items]
Number of vessels	3
FSO Units | FSO segment | Management fees and other
Disaggregation of Revenue [Line Items]
Number of vessels	1